Description of Organization, Business Operations and Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of change in fair value of the derivative warrant liabilities - USD ($)
	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule Of Change In Fair Value Of The Derivative Warrant Liabilities [Abstract]
Warrant liabilities	$ 9,167,678
Issuance of public and private warrants		10,405,912
Change in fair value of warrant liabilities	$ 7,527,162	(1,238,234)
Warrant liabilities		$ 9,167,678